Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) installment	Dec. 31, 2015 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Upfront payments to customers	$ 244,698	$ 665,260	$ 0
Number of upfront payment installments | installment		2
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Upfront payments to customers		$ 665,260